Darden Restaurants, Inc.
                             5900 Lake Ellenor Drive
                                Orlando, FL 32809
                                  407-245-5811
VIA EDGAR

July 29, 2005

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:      Darden Restaurants, Inc. (File No. 1-13666)
         Annual Report on Form 10-K for year ended May 29, 2005
         Instruction D(3) - Changes in accounting practices

Ladies and Gentlemen:

On behalf of Darden Restaurants, Inc. ("Darden"), I am submitting herewith for filing with the Commission by EDGAR Darden's Annual Report on Form 10-K for the year ended May 29, 2005 (the "Form 10-K").

Pursuant to General Instruction D(3) to Form 10-K, please be advised that the financial statements in the Form 10-K, included as Exhibit 13, reflect a change from the preceding year in accounting principles or practices, or in the method of applying such principles or practices.

As previously disclosed, following a December 2004 review of the accounting adjustments citied in several recent Form 8-K filings by other restaurant companies, and in consultation with our independent registered public accounting firm, KPMG LLP, Darden Restaurants, Inc. ("we," "our" or the "Company") determined that one of the adjustments in those filings relating to the treatment of lease accounting and leasehold depreciation applied to us, and that it was appropriate to adjust certain of our prior financial statements. As a result, on December 15, 2004, our Board of Directors concluded that our previously-filed financial statements for the fiscal years 1996 through 2004 and for the first quarter of fiscal 2005 should be restated (the "Restatement"). Historically, when accounting for leases with renewal options, we recorded rent expense on a straight-line basis over the initial non-cancelable lease term, with the term commencing when actual rent payments began. We depreciate our buildings, leasehold improvements and other long-lived assets on those properties over a period that includes both the initial non-cancelable lease term and all option periods provided for in the lease (or the useful life of the assets if shorter). We previously believed that these longstanding accounting treatments were appropriate under generally accepted accounting principles. We restated our financial statements to recognize rent expense on a straight-line basis over the expected lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty. The lease term commences on the date when we become legally obligated for the rent payments. These adjustments were not attributable to any material non-compliance by us, as a result of any misconduct, with any financial reporting requirements under the securities laws. We filed Amendment No. 1 on Form 10-K/A ("Form 10-K/A") to our Annual Report on Form 10-K for the fiscal year ended May 30, 2004, initially filed with the Securities and Exchange Commission (the "SEC") on August 12, 2004 (the "Original Filing") to reflect restatements of (i) our consolidated balance sheets at May 30, 2004 and May 25, 2003 and (ii) our consolidated statements of earnings, changes in stockholders' equity and accumulated other comprehensive income (loss), and cash flows, for the fiscal years ended May 30, 2004, May 25, 2003 and May 26, 2002, and the notes related thereto.

Our financial statements in our Form 10-K, included as Exhibit 13, for the year ended May 29, 2005, include the same accounting principles and practices as those included in our Form 10-K/A, in all material respects.

Thank you, and please call me at 407-245-5811 if you have any questions.

Very truly yours,

/s/ Douglas E. Wentz

Douglas E. Wentz
Senior Associate General Counsel and
Assistant Secretary

Enclosure